Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2023
Consolidated Statement of Cash Flows [Abstract]
Non-recurring merger transaction and integration costs	$ 25.2
Accrued non recurring merger transaction and integration costs		$ 14.6